UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-2806

Exact name of registrant as specified in charter:                      Delaware Group Cash Reserve

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David F. Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               March 31

Date of reporting period:                                              December 31, 2005
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

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Cash Reserve Fund
--------------------------

December 31, 2005

                                                                                                     Principal         Market
                                                                                                     Amount            Value
Certificates of Deposit - 10.64%
American Express 4.33% 1/23/06                                                                       $10,000,000        $10,000,000
First Tennessee Bank
   4.22% 1/17/06                                                                                      10,000,000         10,000,000
   4.22% 1/20/06                                                                                      10,000,000         10,000,000
Suntrust Bank 4.14% 1/24/06                                                                           10,000,000         10,000,000
Wilmington Trust 4.43% 2/21/06                                                                        10,000,000         10,000,000
                                                                                                                         ----------
Total Certificates of Deposit (cost $50,000,000)                                                                         50,000,000
                                                                                                                         ----------

?Discounted Commercial Paper - 76.00%
Colleges & Universities - 2.92%
Leland Stanford Junior University 4.19% 1/10/06                                                        9,250,000          9,240,380
University of California 3.906% 1/10/06                                                                4,500,000          4,495,658
                                                                                                                          ---------
                                                                                                                         13,736,038
                                                                                                                         ----------
Energy - 0.87%
Koch Industries 4.337% 1/23/06                                                                         4,100,000          4,089,176
                                                                                                                          ---------
                                                                                                                          4,089,176
                                                                                                                          ---------
Financial Services - 46.47%
oAmstel Funding
   4.342% 2/6/06                                                                                      10,000,000          9,956,900
   4.428% 3/15/06                                                                                     10,000,000          9,911,183
oAquinas Funding 4.469% 3/22/06                                                                        7,341,000          7,268,895
oBarton Capital
   4.222% 1/3/06                                                                                       1,260,000          1,259,705
   4.302% 2/3/06                                                                                      10,000,000          9,960,858
oCafco 4.239% 1/19/06                                                                                 10,000,000          9,978,950
CBA Finance
   4.218% 1/25/06                                                                                     10,200,000         10,171,575
   4.296% 2/7/06                                                                                      10,000,000          9,956,217
Dexia Delaware 4.258% 1/23/06                                                                          8,725,000          8,702,446
oEiffel Funding
   4.279% 1/25/06                                                                                     10,000,000          9,971,667
   4.311% 1/18/06                                                                                      6,000,000          5,987,845
   4.335% 1/17/06                                                                                      5,000,000          4,990,400
oFountain Square 4.313% 2/3/06                                                                        10,000,000          9,960,767
ING America Insurance Holdings 4.309% 2/13/06                                                          5,646,000          5,617,204
Santander Central 4.378% 2/16/06                                                                       8,700,000          8,651,754
oStarbird Funding
   4.242% 1/3/06                                                                                      12,750,000         12,746,996
   4.343% 2/6/06                                                                                       9,250,000          9,210,133
oSteamboat Funding 4.357% 1/4/06                                                                      22,000,000         21,992,024
oSurrey Funding
   4.20% 1/11/06                                                                                      10,000,000          9,988,417
   4.287% 1/9/06                                                                                      10,000,000          9,990,511
Swedish Export Credit 4.367% 1/24/06                                                                  10,000,000          9,972,208
Swiss RE Financial Products 3.959% 2/1/06                                                             10,000,000          9,966,503
oThree Pillars Funding
   4.296% 1/9/06                                                                                       5,219,000          5,214,036
   4.373% 1/3/06                                                                                       7,000,000          6,998,301
                                                                                                                          ---------
                                                                                                                        218,425,495
                                                                                                                        -----------
Mortgage Bankers & Brokers - 24.06%
Bear Stearns
   4.333% 2/6/06                                                                                      10,000,000          9,957,000
   4.439% 3/15/06                                                                                      8,000,000          7,928,784
Credit Suisse First Boston
   3.942% 1/23/06                                                                                      5,000,000          4,988,114
   4.261% 1/30/06                                                                                     10,000,000          9,965,925

Depfa Bank 3.976% 2/21/06                                                                              8,000,000          7,955,687
Goldman Sachs
   4.33% 1/9/06                                                                                        4,500,000          4,495,680
   4.331% 2/6/06                                                                                       8,000,000          7,965,600
ING Funding 4.331% 2/6/06                                                                             10,000,000          9,957,000
Morgan Stanley 4.373% 1/4/06                                                                          20,000,000         19,992,716
Nordea North America 3.93% 1/19/06                                                                    10,000,000          9,980,600
Societe Generale 4.296% 2/6/06                                                                         5,000,000          4,978,700
Westpac Banking 4.204% 1/17/06                                                                         5,000,000          4,990,733
Westpac Capital 3.974% 2/13/06                                                                        10,000,000          9,953,417
                                                                                                                          ---------
                                                                                                                        113,109,956
                                                                                                                        -----------
Sovereign Agency - 1.68%
Swedish National Finance 4.386% 3/22/06                                                                8,000,000          7,923,200
                                                                                                                          ---------
                                                                                                                          7,923,200
                                                                                                                          ---------
Total Discounted Commercial Paper (cost $357,283,865)                                                                   357,283,865
                                                                                                                        -----------

*Floating Rate Notes - 6.38%
ANZ National International Loan 4.311% 12/29/06                                                        5,000,000          5,000,000
Bank of America 4.31% 6/7/06                                                                          10,000,000         10,000,000
Washington Mutual Bank
   4.301% 5/31/06                                                                                     10,000,000         10,000,000
   4.349% 12/15/06                                                                                     5,000,000          5,000,000
                                                                                                                          ---------
Total Floating Rate Notes ($30,000,000)                                                                                  30,000,000
                                                                                                                         ----------

Interest Bearing Commercial Paper - 2.13%
*Goldman Sachs 4.301% 8/7/06                                                                          10,000,000         10,000,000
                                                                                                                         ----------
Total Interest Bearing Commercial Paper (cost $10,000,000)                                                               10,000,000
                                                                                                                         ----------

Other - 1.08%
Corporate Bonds - 1.08%
Bank of America
   7.125% 9/15/06                                                                                      5,000,000          5,082,607
                                                                                                                          ---------
Total Other ($5,082,607)                                                                                                  5,082,607
                                                                                                                          ---------

*Variable Rate Demand Notes - 2.13%
North Texas Higher Education Authority 4.38% 12/1/44 (AMBAC)                                           8,000,000          8,000,000
PCP Investors 4.42% 12/1/24                                                                            2,000,000          2,000,000
                                                                                                                          ---------
Total Variable Rate Demand Notes (cost $10,000,000)                                                                      10,000,000
                                                                                                                         ----------

Total Market Value of Securities - 98.36%
   (cost $462,366,472)^                                                                                                 462,366,472
Receivables and Other Assets Net of Liabilities (See Notes) - 1.64%                                                       7,708,772
                                                                                                                          ---------
Net Assets Applicable to 470,423,103 Shares Outstanding - 100.00%                                                      $470,075,244
                                                                                                                       ------------

?The interest rate shown is the effective yield as of the time of purchase. oAsset-backed Commercial Paper.
^Also the cost for federal income tax purposes.
*Variable rate securities. The interest rate shown is the rate as of December 31, 2005.

Summary of Abbreviation:
AMBAC - Insured by the AMBAC Assurance Corporation

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Cash Reserve - Delaware Cash Reserve Fund (the "Fund").

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
For federal income tax purposes, at March 31, 2005, capital loss carryforwards of $348,776 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Cash Reserve;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    March 1, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Cash Reserve;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    March 1, 2006

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP CASH RESERVE

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    March 1, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    March 1, 2006

         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    March 1, 2006